Share Capital (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 CAD ($) shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 $ / shares shares
Equity Financing [Line Items]
Stock Repurchased Authorization | shares					18,580,120	18,580,120
Shares repurchased and cancelled (in shares) | shares	451,990	451,990
Proceeds from issuance of flow-through shares	$ 10.5	$ 14.4	$ 0.0		$ 10.5
Dividends paid (Note 19)			$ 39.5		$ 35.1
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares				$ 39.52		$ 22.92
Granted (in shares) | shares			275,485		471,177
Share price (cad per share) | $ / shares				$ 53.00		$ 26.52
Stock repurchased and canceled, value			$ (38.8)		$ 0.0
Share-based compensation (Note 19(d))			67.6		31.7
Share-based compensation (Note 19)			55.0		31.7
Expense from share-based payment transactions with employees			55.0		31.7
Expense from share-based compensation, capitalized			3.8		0.0
Cost of sales
Equity Financing [Line Items]
Expense from share-based payment transactions with employees			$ 12.6		$ 0.0
Top of range
Equity Financing [Line Items]
Discount rate on prevailing market price from treasury			5.00%
Restricted share units ("RSU")
Equity Financing [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			$ 33.64		$ 16.41
Deferred share units ("DSU")
Equity Financing [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			34.30		16.75
Performance share units ("PSU")
Equity Financing [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			$ 33.59		$ 16.07
SHARE CAPITAL
Equity Financing [Line Items]
Shares repurchased and cancelled (in shares) | shares			(1,326,929)
Repurchased Shares Price Per Share | $ / shares			$ 29.21
Dividend reinvestment plan and share purchase plan (in shares) | shares			90,767		349,088
Shares issued during period, value, DRIP			$ 2.6		$ 5.8
Shares repurchased			$ (38.8)
Dividends recognised as distributions to owners					$ 5.8
Shares issued through share purchase plan (in shares) | shares			252,730		401,537
Stock repurchased and canceled, value			$ (13.1)		$ 0.0
RETAINED EARNINGS (DEFICIT)
Equity Financing [Line Items]
Dividends recognised as distributions to owners			42.1		40.9
Stock repurchased and canceled, value			$ 25.7		$ 0.0